Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
	Richard Miller – PEO		Non PEO NEOs		Value of Initial Fixed $100 Investment based
Fiscal Year	Summary Compensation Table Total(1)	Compensation Actually Paid(2)	Average Summary Compensation Table Total(3)	Average Compensation Actually Paid(4)	on Total Shareholder Return (“TSR”)(5)	Net Loss
2024	$397,875	$226,979	$273,536	$188,088	$12.65	$(4,339,345)
2023	$250,000	$250,000	$142,203	$142,203	$31.12	$(2,053,859)

PEO Total Compensation Amount	[1]	$ 397,875	$ 250,000
PEO Actually Paid Compensation Amount	[2]	$ 226,979	250,000
Adjustment To PEO Compensation, Footnote [Text Block]

Fiscal Year	Summary compensation table total for Richard Miller (S)	Reported value of equity awards for Richard Miller ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over- year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Compensation actually paid to Richard Miller ($)
2024	$397,875	—	170,896	—	170,896	—	$226,979
2023	$250,000	—	—	—	—	—	$250,000

Non-PEO NEO Average Total Compensation Amount	[3]	$ 273,536	142,203
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 188,088	142,203
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Fiscal Year	Average summary compensation table total for Non-PEO NEOs ($)	Reported value of equity awards for NEOs ($)	Fair value as of year-end for awards granted during the year ($)	Fair value year-over-year increase or decrease in unvested awards granted in prior years ($)	Fair value of awards granted and vested during the year ($)	Fair value increase or decrease from prior year end for awards that vested during the year ($)	Average compensation actually paid to Non-PEO NEOs ($)
2024	$273,536	$-	$85,448	$-	$85,448	$-	$188,088
2023	$142,203	$-	$-	$-	$-	$-	$142,203

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	[5]	$ 12.65	31.12
Net Income (Loss) Attributable to Parent		(4,339,345)	(2,053,859)
Reported Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Reported Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value as of Year End for Awards Granted During the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		170,896
Fair Value as of Year End for Awards Granted During the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		85,448
Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value Year over Year Increase or Decrease in Unvested Awards Granted in Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value of Awards Granted and Vested During the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		170,896
Fair Value of Awards Granted and Vested During the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		85,448
Fair Value Increase or Decrease from Prior Year End Forawards that Vested During the Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Fair Value Increase or Decrease from Prior Year End Forawards that Vested During the Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount

[1]	Represent the amounts of total compensation reported for our PEO during each corresponding year in the “Total” column of the Summary Compensation Table above.
[2]	Represents the amount of “compensation actually paid” to our PEO, as computed in accordance with Item 402(v) of Regulation S-K, with the following adjustments:
[3]	Represents the average of the amounts reported for our NEOs as a group (excluding our PEO) in each applicable year in the “Total” column of the Summary Compensation Table above. For fiscal 2024, this includes Douglas O. McKinnon, Taft Flitner, and Deborah McDaniel-Hand (the “Non-PEO NEOs”).
[4]	Represents the average amount of “compensation actually paid” to the Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average compensation earned or paid to the Non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the Non-PEO NEOs for each year:
[5]	TSR is cumulative for the measurement periods beginning on August 15, 2023 (the initial day of trading following the pricing of our initial public offering) and ending on December 31, 2024, calculated by dividing the difference between our share price at the end and the beginning of the measurement period by our share price at the end of the measurement period. No dividends were paid in fiscal 2024.